Fees Summary	Jun. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 289,935,000.00
Total Fee Amount	40,040.02
Total Offset Amount	0.00
Net Fee	$ 40,040.02
Offering Table N/A
Offset Table N/A	N/A